Financial assets and liabilities - Summary of Fair Value Of Contingent Consideration (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 $ / shares	Jun. 30, 2025 $ / shares
Disclosure Of Financial Instruments [Line Items]
Share Price (in AUD per share)	$ 2.84	$ 1.62
Fair value | $	$ 28,310,000	$ 27,503,000
Number of shares issuable as contingent consideration (in shares) | shares	10,228,239
Contingent consideration
Disclosure Of Financial Instruments [Line Items]
Expected Term		12 months
Liabilities at FVTPL | Contingent consideration
Disclosure Of Financial Instruments [Line Items]
Exercise price (in AUD per share)			$ 3.15	$ 3.15
Expected Term	6 days	7 months
Dividend Yield	0.00%	0.00%
Expected Volatility	73.49%	73.57%
Risk Free Interest Rate	4.30%	3.47%
Fair value per share (in USD per share)			$ 0.2169	$ 1.0033
Fair value | $	$ 2,218,393	$ 10,262,224